UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):       [X] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Gibson Capital Management, Ltd.
Address:        6600 Brooktree Court, Suite 2200
                Wexford, PA  15090


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Brenda S. Gibson
Title:          CEO/CCO
Phone:          724-934-3200

Signature, Place, and Date of Signing:
Brenda S. Gibson    Wexford, PA             February 20, 2008

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 11

Form 13F Information Table Value Total: 127,998 (x$1000)

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							       VALUE 	   SHRS or	SH/   PUT/   INVMNT	  OTHER       VOTING AUTHORITY
NAME OF ISSUER	            TITLE OF CLASS	  CUSIP	      (x$1000)	   PRN AMT	PRN   CALL   DISCR	  MGERS      SOLE     SHARED  NONE
ISHARES TR	            KLD 400 IDX FD	  464288570 	 3,035	    58,220	SH	     SOLE	  NONE	      25,500    0      32,720
ISHARES TR	            US TIPS BD FD	  464287176	14,084	   133,103	SH	     SOLE	  NONE	     122,143    0      10,960
ISHARES TR	            RUSSELL1000VAL	  464287598	   863	    10,756	SH	     SOLE	  NONE	      10,166    0         590
ISHARES TR	            RUSL 2000 VALU	  464287630	   214	     3,036	SH	     SOLE	  NONE	       3,036    0	    0
ISHARES TR	            RUSSELL 3000	  464287689	   373	     4,421	SH     	     SOLE	  NONE	       4,421    0	    0
ISHARES TR	            RUSL 3000 VALU	  464287663	 5,745	    46,269	SH	     SOLE	  NONE	      43,565    0       2,704
SPDR SERIES TRUST           DJWS REIT ETF	  78464A607	 2,047	    29,544	SH	     SOLE	  NONE	      29,544    0	    0
FIRST COMWLTH FINL CORP PA	COM	          319829107	   717	    67,287	SH	     SOLE	  NONE	      67,287    0	    0
GENERAL ELECTRIC CO	        COM	          369604103	   201	     5,425	SH	     SOLE	  NONE	       2,242    0       3,183
PEPSICO INC	                COM	          713448108	   766	    10,090	SH	     SOLE	  NONE	       9,990    0         100
VANGUARD INDEX FDS	    STK MRK ETF	          922908769 	99,953	   686,086	SH           SOLE	  NONE	     666,448    0      19,638


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